Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	$ (2,453)	$ (3,304)	$ (2,320)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	83,563	29,292	(66,958)
Interest Expense
Derivative [Line Items]
Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	$ (2,453)	(3,304)	(2,320)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax		$ 7,257	$ (8,481)